Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Money market accounts	$ 142	$ 389
Other receivables	246	235
Foreign exchange contracts	301
Derivatives used for hedging	78	99
Financial assets at fair value through earnings	689	624
Financial assets at fair value through other comprehensive income	58	68
Total assets	825	791
Liabilities
Contingent consideration	(19)	(1)
Forward exchange contracts		(19)
Financial liabilities at fair value through earnings	(19)	(20)
Total liabilities	(19)	(20)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	25	46
Total assets	25	46
Level 2 [member]
Assets
Money market accounts	142	389
Foreign exchange contracts	301
Derivatives used for hedging	78	99
Financial assets at fair value through earnings	443	389
Financial assets at fair value through other comprehensive income	33	22
Total assets	554	510
Liabilities
Forward exchange contracts		(19)
Financial liabilities at fair value through earnings		(19)
Total liabilities		(19)
Level 3 [member]
Assets
Other receivables	246	235
Financial assets at fair value through earnings	246	235
Total assets	246	235
Liabilities
Contingent consideration	(19)	(1)
Financial liabilities at fair value through earnings	(19)	(1)
Total liabilities	$ (19)	$ (1)